Form N-CSR Cover	12 Months Ended
Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
Entity Central Index Key	0000828806
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025